Retirement benefit obligations - Schedule of Defined Benefit Scheme Obligations (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Defined benefit pension schemes:
Retirement benefit assets	£ 5,473	£ 4,531
Retirement benefit obligations	(187)	(230)
Amount recognized
Defined benefit pension schemes:
Net defined benefit asset	5,286	4,301
Retirement benefit assets	5,473	4,531
Retirement benefit obligations	(187)	(230)
Net pension scheme asset | Amount recognized
Defined benefit pension schemes:
Net defined benefit asset	5,373	4,404
Other post-retirement schemes | Amount recognized
Defined benefit pension schemes:
Net defined benefit asset	(87)	(103)
Net amounts presented in the balance sheet
Defined benefit pension schemes:
Fair value of scheme assets	39,365	51,534
Present value of funded obligations	£ (33,992)	£ (47,130)